Stock Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares
Outstanding, beginning of year (in shares)	65,270	104,400	136,653
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Forfeited (in shares)	(20,812)	(39,130)	(32,253)
Outstanding, end of year (in shares)	44,458	65,270	104,400
Exercisable, end of year (in shares)	43,189	57,487	92,336
Weighted average exercise price
Outstanding, beginning of year (in dollars per share)	$ 20.68	$ 20.73	$ 21.46
Granted (in dollars per share)	0.00	0.00	0.00
Exercised (in dollars per share)	0.00	0.00	0.00
Forfeited (in dollars per share)	21.89	20.82	23.81
Outstanding, end of year (in dollars per share)	20.11	20.68	20.73
Exercisable, end of year (in dollars per share)	$ 20.25	$ 21.39	$ 21.11
Weighted average Contractual Term (in years)
Outstanding at the end of period	11 months 27 days	1 year 4 months 28 days	1 year 11 months 5 days
Exercisable at the end of period	11 months 19 days	1 year 2 months 27 days	1 year 9 months
Aggregate Intrinsic Value
Outstanding, end of year	$ 49,828	$ 0	$ 0
Exercisable, end of year	$ 46,859	$ 0	$ 0